Expense Example, No Redemption - abrdn Funds - C	Oct. 31, 2025 USD ($)
abrdn Emerging Markets Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 213
Expense Example, No Redemption, 3 Years	693
Expense Example, No Redemption, 5 Years	1,200
Expense Example, No Redemption, 10 Years	2,592
abrdn Short Duration High Yield Municipal Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	170
Expense Example, No Redemption, 3 Years	579
Expense Example, No Redemption, 5 Years	1,014
Expense Example, No Redemption, 10 Years	2,223
abrdn U.S. Small Cap Equity Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	198
Expense Example, No Redemption, 3 Years	666
Expense Example, No Redemption, 5 Years	1,161
Expense Example, No Redemption, 10 Years	$ 2,524